Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2012
Supplementary Information to Statements of Income

24. Supplementary Information to Statements of Income

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2012, 2011 and 2010. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Research and development expenses	¥54,843	¥49,005	¥46,449	$668,817
Advertising costs	2,357	2,627	2,417	28,744

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Shipping and handling costs	¥45,231	¥37,706	¥25,697	$551,598

For the fiscal year ended March 31, 2012, 2011 and 2010, Komatsu recognized an impairment loss of ¥3,106 million ($37,878 thousand) and ¥5,142 million and ¥3,332 million related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows.

Other operating income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Gain on sale of property	¥1,294	¥2,432	¥1,036	$15,781
Loss on disposal or sale of fixed assets*	(2,487)	(1,553)	(2,907)	(30,329)
Other*	1,979	(7,780)	(8,481)	24,133

Total	¥786	¥(6,901)	¥(10,352)	$9,585

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.

For the fiscal year ended March 31, 2011 and 2010, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥3,771 million and ¥8,883 million respectively, such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets of the consolidated statements of income.

Other income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Interest income –
Installment receivables	¥289	¥503	¥1,206	$3,524
Other	2,632	2,670	3,785	32,098
Dividends	855	1,320	1,167	10,427
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Net gain (loss) from sale of investment securities	(2,516)	(54)	679	(30,683)
Exchange gain (loss), net	3,864	(4,193)	1,066	47,122
Other	(4,074)	3,109	(1,457)	(49,683)

Total	¥(6,734)	¥(3,120)	¥(2,056)	$(82,122)